UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09987

Eaton Vance Floating Rate Portfolio

formerly Floating Rate Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2014

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Portfolio of Investments

Senior Floating-Rate Interests — 92.1%(1)

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Aerospace and Defense — 1.5%
Atlantic Aviation FBO Inc.
Term Loan, 3.25%, Maturing June 1, 2020	2,489	$2,459,277
DAE Aviation Holdings, Inc.
Term Loan, 5.00%, Maturing November 2, 2018	9,258	9,263,587
Ducommun Incorporated
Term Loan, 4.75%, Maturing June 28, 2017	3,461	3,461,250
IAP Worldwide Services, Inc.
Revolving Loan, Maturing July 18, 2018(2)	5,347	5,346,553
Term Loan - Second Lien, 8.00%, Maturing July 18, 2019(3)	7,379	5,903,588
Silver II US Holdings, LLC
Term Loan, 4.00%, Maturing December 13, 2019	63,124	61,881,284
Standard Aero Limited
Term Loan, 5.00%, Maturing November 2, 2018	4,197	4,199,493
Transdigm, Inc.
Term Loan, 3.75%, Maturing February 28, 2020	86,575	85,330,237
Term Loan, 3.75%, Maturing June 4, 2021	34,813	34,326,834

		$212,172,103

Automotive — 3.5%
Affinia Group Intermediate Holdings Inc.
Term Loan, 4.75%, Maturing April 27, 2020	16,732	$16,669,109
Allison Transmission, Inc.
Term Loan, 3.75%, Maturing August 23, 2019	54,829	54,486,040
Chrysler Group LLC
Term Loan, 3.50%, Maturing May 24, 2017	26,897	26,785,057
Term Loan, 3.25%, Maturing December 31, 2018	41,203	40,880,998
CS Intermediate Holdco 2 LLC
Term Loan, 4.00%, Maturing April 4, 2021	16,908	16,759,683
Dayco Products, LLC
Term Loan, 5.25%, Maturing December 12, 2019	18,408	18,419,005
Federal-Mogul Holdings Corporation
Term Loan, 4.75%, Maturing April 15, 2021	73,078	72,723,225
Ford Motor Company
Revolving Loan, 0.25%, Maturing April 30, 2017(4)	1,213	1,158,512
Revolving Loan, 0.25%, Maturing April 30, 2019(4)	3,639	3,439,143
Goodyear Tire & Rubber Company (The)
Term Loan - Second Lien, 4.75%, Maturing April 30, 2019	76,025	76,310,094
INA Beteiligungsgesellschaft GmbH
Term Loan, Maturing May 15, 2020(2)	15,775	15,617,250
MPG Holdco I Inc.
Term Loan, 4.50%, Maturing October 20, 2021	42,050	42,010,599

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Automotive (continued)
Remy International, Inc.
Term Loan, 4.25%, Maturing March 5, 2020	5,169	$5,136,891
TI Group Automotive Systems, LLC
Term Loan, 4.25%, Maturing July 2, 2021	14,888	14,776,030
Tower Automotive Holdings USA, LLC
Term Loan, 4.00%, Maturing April 23, 2020	21,586	21,352,595
Veyance Technologies, Inc.
Term Loan, 5.25%, Maturing September 8, 2017	48,155	47,997,165
Visteon Corporation
Term Loan, 3.50%, Maturing April 9, 2021	7,648	7,571,829

		$482,093,225

Beverage and Tobacco — 0.1%
Flavors Holdings Inc.
Term Loan, 6.75%, Maturing April 3, 2020	12,550	$12,142,125
Term Loan - Second Lien, 11.00%, Maturing October 3, 2021	3,000	2,895,000

		$15,037,125

Brokerage / Securities Dealers / Investment Houses — 0.1%
American Beacon Advisors, Inc.
Term Loan, 4.75%, Maturing November 22, 2019	8,183	$8,162,805

		$8,162,805

Building and Development — 1.2%
ABC Supply Co., Inc.
Term Loan, 3.50%, Maturing April 16, 2020	22,151	$21,683,061
Capital Automotive L.P.
Term Loan, 4.00%, Maturing April 10, 2019	3,071	3,059,594
CPG International Inc.
Term Loan, 4.75%, Maturing September 30, 2020	15,995	15,914,729
Gates Global, Inc.
Term Loan, 4.25%, Maturing July 5, 2021	25,775	25,524,158
Ply Gem Industries, Inc.
Term Loan, 4.00%, Maturing February 1, 2021	13,910	13,731,311
Quikrete Holdings, Inc.
Term Loan, 4.00%, Maturing September 28, 2020	20,417	20,238,524
Term Loan - Second Lien, 7.00%, Maturing March 26, 2021	1,750	1,765,313
RE/MAX International, Inc.
Term Loan, 4.00%, Maturing July 31, 2020	19,390	19,117,317
Realogy Corporation
Term Loan, 4.40%, Maturing October 10, 2016	277	271,581
Term Loan, 3.75%, Maturing March 5, 2020	25,063	24,830,809

21	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Building and Development (continued)
Summit Materials Companies I, LLC
Term Loan, 5.00%, Maturing January 30, 2019		8,345	$8,359,139
WireCo WorldGroup, Inc.
Term Loan, 6.00%, Maturing February 15, 2017		6,625	6,647,953

			$161,143,489

Business Equipment and Services — 8.6%
Acosta Holdco, Inc.
Term Loan, 5.00%, Maturing September 26, 2021		53,425	$53,480,455
Altisource Solutions S.a.r.l.
Term Loan, 4.50%, Maturing December 9, 2020		30,517	27,465,325
AVSC Holding Corp.
Term Loan, 4.50%, Maturing January 24, 2021		8,184	8,146,368
BakerCorp International, Inc.
Term Loan, 4.25%, Maturing February 14, 2020		18,883	18,351,837
Brickman Group Ltd. LLC
Term Loan, 4.00%, Maturing December 18, 2020		12,384	12,176,801
Brock Holdings III, Inc.
Term Loan, 6.00%, Maturing March 16, 2017		15,586	15,342,756
CCC Information Services, Inc.
Term Loan, 4.00%, Maturing December 20, 2019		17,457	17,199,061
Ceridian LLC
Term Loan, 4.12%, Maturing May 9, 2017		13,311	13,316,107
Term Loan, 4.50%, Maturing September 15, 2020		13,884	13,788,663
ClientLogic Corporation
Term Loan, 7.26%, Maturing January 30, 2017	EUR	2,912	3,521,073
Term Loan, 7.48%, Maturing January 30, 2017		9,682	9,391,879
Corporate Capital Trust, Inc.
Term Loan, 4.00%, Maturing May 15, 2019		18,084	18,094,975
CPM Acquisition Corp.
Term Loan, 6.25%, Maturing August 29, 2017		7,432	7,422,578
Crossmark Holdings, Inc.
Term Loan, 4.50%, Maturing December 20, 2019		38,807	37,950,207
Education Management LLC
Revolving Loan, 4.16%, Maturing June 1, 2015(4)		12,500	6,875,000
Term Loan, 5.25%, Maturing June 1, 2016(14)		11,277	5,130,980
Term Loan, 9.25%, Maturing March 29, 2018(14)		28,571	12,999,839
EIG Investors Corp.
Term Loan, 5.00%, Maturing November 9, 2019		59,260	59,260,363
Emdeon Business Services, LLC
Term Loan, 3.75%, Maturing November 2, 2018		32,707	32,468,151
Expert Global Solutions, Inc.
Term Loan, 8.50%, Maturing April 3, 2018		10,968	10,949,202
Extreme Reach, Inc.
Term Loan, 6.75%, Maturing February 10, 2020		14,038	14,072,928

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
Garda World Security Corporation
Term Loan, 3.98%, Maturing November 6, 2020	CAD	11,484	$9,972,907
Term Loan, 4.00%, Maturing November 6, 2020		2,042	1,998,485
Term Loan, 4.00%, Maturing November 6, 2020		7,982	7,812,260
Genpact International, Inc.
Term Loan, 3.50%, Maturing August 30, 2019		9,108	9,085,374
IG Investment Holdings, LLC
Term Loan, 5.25%, Maturing October 31, 2019		17,118	17,111,281
IMS Health Incorporated
Term Loan, 3.50%, Maturing March 17, 2021		37,969	37,517,746
Term Loan, 3.75%, Maturing March 17, 2021	EUR	21,930	27,399,402
Information Resources, Inc.
Term Loan, 4.75%, Maturing September 30, 2020		22,449	22,421,375
ION Trading Technologies S.a.r.l.
Term Loan, 4.50%, Maturing June 10, 2021	EUR	22,294	27,819,149
Term Loan - Second Lien, 7.25%, Maturing May 15, 2022		5,500	5,431,250
KAR Auction Services, Inc.
Term Loan, 3.50%, Maturing March 11, 2021		32,797	32,519,693
Kronos Incorporated
Term Loan, 4.50%, Maturing October 30, 2019		66,014	65,815,823
Term Loan - Second Lien, 9.75%, Maturing April 30, 2020		20,494	21,074,455
Language Line, LLC
Term Loan, 6.25%, Maturing June 20, 2016		9,696	9,685,905
MCS AMS Sub-Holdings LLC
Term Loan, 7.00%, Maturing October 15, 2019		15,690	14,199,309
Monitronics International Inc.
Term Loan, 4.25%, Maturing March 23, 2018		25,715	25,658,956
National CineMedia, LLC
Term Loan, 2.91%, Maturing November 26, 2019		5,658	5,471,522
Nuance Communications, Inc.
Term Loan, 2.91%, Maturing August 7, 2019		6,913	6,800,172
PGX Holdings, Inc.
Term Loan, 6.25%, Maturing September 29, 2020		9,075	9,052,313
Quintiles Transnational Corporation
Term Loan, 3.75%, Maturing June 8, 2018		73,583	73,030,965
RCS Capital Corporation
Term Loan, 6.50%, Maturing April 29, 2019		20,120	19,956,835
Term Loan - Second Lien, 10.50%, Maturing April 29, 2021		1,500	1,500,000
Sensus USA Inc.
Term Loan, 4.50%, Maturing May 9, 2017		1,919	1,871,348
ServiceMaster Company
Term Loan, 4.25%, Maturing July 1, 2021		40,075	39,765,741

22	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Business Equipment and Services (continued)
SunGard Data Systems, Inc.
Term Loan, 3.90%, Maturing February 28, 2017		13,776	$13,738,628
Term Loan, 4.00%, Maturing March 8, 2020		86,355	86,085,152
TNS, Inc.
Term Loan, 5.00%, Maturing February 14, 2020		16,143	16,224,115
TransUnion, LLC
Term Loan, 4.00%, Maturing April 9, 2021		81,565	80,494,583
Travelport Finance (Luxembourg) S.a.r.l.
Term Loan, 6.00%, Maturing September 2, 2021		19,000	18,969,125
U.S. Security Holdings, Inc.
Term Loan, 6.00%, Maturing July 28, 2017		1,577	1,565,501
Term Loan, 6.00%, Maturing July 28, 2017		8,058	7,997,639
WASH Multifamily Laundry Systems, LLC
Term Loan, 4.50%, Maturing February 21, 2019		5,812	5,753,385
Term Loan, 5.02%, Maturing February 21, 2019	CAD	4,925	4,380,740
West Corporation
Term Loan, 3.25%, Maturing June 30, 2018		29,698	29,304,337
Zebra Technologies Corporation
Term Loan, 4.75%, Maturing September 30, 2021		34,025	34,322,719

			$1,189,212,738

Cable and Satellite Television — 2.6%
Cequel Communications, LLC
Term Loan, 3.50%, Maturing February 14, 2019		27,262	$27,011,044
Charter Communications Operating, LLC
Term Loan, 3.00%, Maturing July 1, 2020		20,836	20,545,418
Term Loan, 3.00%, Maturing January 3, 2021		17,740	17,491,929
Crown Media Holdings, Inc.
Term Loan, 4.00%, Maturing July 14, 2018		7,550	7,510,578
CSC Holdings, Inc.
Term Loan, 2.65%, Maturing April 17, 2020		3,955	3,877,846
ION Media Networks, Inc.
Term Loan, 5.00%, Maturing December 18, 2020		28,510	28,661,034
MCC Iowa LLC
Term Loan, 3.25%, Maturing January 29, 2021		14,314	14,039,240
Mediacom Illinois, LLC
Term Loan, 3.13%, Maturing October 23, 2017		5,078	5,049,008
Term Loan, 3.75%, Maturing June 30, 2021		8,450	8,353,180
Numericable Group SA
Term Loan, Maturing April 23, 2020(2)	EUR	2,000	2,505,125
Numericable U.S. LLC
Term Loan, 4.50%, Maturing May 21, 2020		5,439	5,457,533
Term Loan, 4.50%, Maturing May 21, 2020		6,286	6,308,293
Sterling Entertainment Enterprises, LLC
Term Loan, 3.16%, Maturing December 28, 2017		11,344	10,935,134

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television (continued)
UPC Financing Partnership
Term Loan, 3.25%, Maturing June 30, 2021		11,354	$11,118,799
Virgin Media Bristol LLC
Term Loan, 3.50%, Maturing June 7, 2020		92,025	90,932,203
Virgin Media Investment Holdings Limited
Term Loan, 4.25%, Maturing June 30, 2023	GBP	8,575	13,641,342
Ziggo B.V.
Term Loan, 2.75%, Maturing January 15, 2022(4)		885	862,958
Term Loan, 2.75%, Maturing January 15, 2022(4)		18,106	17,661,882
Term Loan, 3.00%, Maturing January 15, 2022(4)	EUR	594	734,138
Term Loan, 3.00%, Maturing January 15, 2022(4)	EUR	8,588	10,620,523
Term Loan, 3.00%, Maturing January 15, 2022(4)	EUR	12,150	15,025,348
Term Loan, 3.25%, Maturing January 15, 2022		10,125	9,876,079
Term Loan, 3.25%, Maturing January 15, 2022		17,084	16,664,686
Term Loan, 3.50%, Maturing January 15, 2022	EUR	633	783,080
Term Loan, 3.50%, Maturing January 15, 2022	EUR	6,787	8,393,639
Term Loan, 3.50%, Maturing January 15, 2022	EUR	10,824	13,385,774

			$367,445,813

Chemicals and Plastics — 4.2%
Allnex (Luxembourg) & Cy S.C.A.
Term Loan, 4.50%, Maturing October 3, 2019		10,340	$10,300,844
Term Loan, 4.75%, Maturing October 4, 2019	EUR	6,393	7,991,524
Allnex USA, Inc.
Term Loan, 4.50%, Maturing October 3, 2019		5,365	5,344,613
Arysta LifeScience SPC, LLC
Term Loan, 4.50%, Maturing May 29, 2020		47,128	47,076,817
Axalta Coating Systems US Holdings Inc.
Term Loan, 3.75%, Maturing February 1, 2020		61,014	60,137,116
Term Loan, 4.00%, Maturing February 1, 2020	EUR	3,950	4,974,693
AZ Chem US Inc.
Term Loan, 4.50%, Maturing June 12, 2021		11,969	11,971,668
Colouroz Investment 1, GmbH
Term Loan, Maturing September 7, 2021(2)		2,855	2,797,843
Term Loan, Maturing September 7, 2021(2)		17,270	16,924,657
ECO Services Operations LLC
Term Loan, Maturing October 8, 2021(2)		6,400	6,388,000
Emerald Performance Materials, LLC
Term Loan, 4.50%, Maturing August 1, 2021		8,550	8,432,437
Gemini HDPE LLC
Term Loan, 4.75%, Maturing August 7, 2021		7,456	7,425,260
Huntsman International, LLC
Term Loan, 2.40%, Maturing June 30, 2016		276	272,679

23	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Chemicals and Plastics (continued)
Huntsman International, LLC (continued)
Term Loan, 3.75%, Maturing August 12, 2021		33,275	$33,004,241
Ineos Finance PLC
Term Loan, 4.00%, Maturing May 4, 2018	EUR	18,412	23,116,177
Ineos US Finance LLC
Term Loan, 3.75%, Maturing May 4, 2018		64,049	63,230,977
Kronos Worldwide Inc.
Term Loan, 4.75%, Maturing February 18, 2020		8,234	8,233,625
MacDermid, Inc.
Term Loan, 4.00%, Maturing June 7, 2020		34,596	33,892,919
Minerals Technologies Inc.
Term Loan, 4.00%, Maturing May 9, 2021		37,566	37,373,015
OEP Pearl Dutch Acquisition B.V.
Term Loan, 6.50%, Maturing March 30, 2018		1,061	1,064,288
Omnova Solutions Inc.
Term Loan, 4.25%, Maturing May 31, 2018		9,808	9,709,765
Orion Engineered Carbons GmbH
Term Loan, 5.00%, Maturing July 25, 2021		9,000	9,033,750
OXEA Finance LLC
Term Loan, 4.25%, Maturing January 15, 2020		7,635	7,463,305
Term Loan - Second Lien, 8.25%, Maturing July 15, 2020		4,000	3,891,200
OXEA Finance S.a.r.l.
Term Loan, 4.50%, Maturing January 15, 2020	EUR	4,950	6,099,191
Polarpak Inc.
Term Loan, 4.50%, Maturing June 5, 2020		5,280	5,220,879
Term Loan, 5.52%, Maturing June 8, 2020	CAD	9,090	8,025,071
PQ Corporation
Term Loan, 4.00%, Maturing August 7, 2017		19,081	18,913,759
Solenis International, LP
Term Loan, 4.25%, Maturing July 31, 2021		5,200	5,105,750
Sonneborn LLC
Term Loan, 6.50%, Maturing March 30, 2018		6,012	6,030,965
Tata Chemicals North America Inc.
Term Loan, 3.75%, Maturing August 7, 2020		19,750	19,317,475
Tronox Pigments (Netherlands) B.V.
Term Loan, 4.00%, Maturing March 19, 2020		39,888	39,544,201
Univar Inc.
Term Loan, 5.00%, Maturing June 30, 2017		58,334	58,041,942
WNA Holdings Inc.
Term Loan, 4.50%, Maturing June 7, 2020		2,747	2,716,452

			$589,067,098

Conglomerates — 0.4%
Bestway UK Holdco Limited
Term Loan, 5.31%, Maturing September 30, 2021	GBP	500	$804,183

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Conglomerates (continued)
RGIS Services, LLC
Term Loan, 5.50%, Maturing October 18, 2017		34,368	$32,735,689
Spectrum Brands Europe GmbH
Term Loan, 3.75%, Maturing September 4, 2019	EUR	8,287	10,408,421
Spectrum Brands, Inc.
Term Loan, 5.05%, Maturing December 17, 2019	CAD	7,695	6,793,128

			$50,741,421

Containers and Glass Products — 1.0%
Berry Plastics Holding Corporation
Term Loan, 3.50%, Maturing February 8, 2020		46,556	$45,668,235
Term Loan, 3.75%, Maturing January 6, 2021		43,358	42,703,077
Libbey Glass Inc.
Term Loan, 3.75%, Maturing April 9, 2021		7,855	7,771,850
Pelican Products, Inc.
Term Loan, 5.25%, Maturing April 10, 2020		2,541	2,527,939
Reynolds Group Holdings Inc.
Term Loan, 4.00%, Maturing December 1, 2018		39,076	38,915,525
TricorBraun, Inc.
Term Loan, 4.00%, Maturing May 3, 2018		3,475	3,439,092

			$141,025,718

Cosmetics / Toiletries — 0.6%
Prestige Brands, Inc.
Term Loan, 4.13%, Maturing January 31, 2019		3,563	$3,565,643
Term Loan, 4.50%, Maturing September 3, 2021		10,375	10,411,748
Revlon Consumer Products Corporation
Term Loan, 4.00%, Maturing October 8, 2019		27,393	27,107,647
Sun Products Corporation (The)
Term Loan, 5.50%, Maturing March 23, 2020		40,231	36,208,295

			$77,293,333

Drugs — 1.5%
Alkermes, Inc.
Term Loan, 3.50%, Maturing September 18, 2019		19,828	$19,559,844
Auxilium Pharmaceuticals, Inc.
Term Loan, 6.25%, Maturing April 26, 2017		11,031	11,085,739
Endo Luxembourg Finance Company I S.a.r.l.
Term Loan, 3.25%, Maturing February 28, 2021		2,351	2,327,150
Ikaria, Inc.
Term Loan, 5.00%, Maturing February 12, 2021		15,155	15,190,779
Par Pharmaceutical Companies, Inc.
Term Loan, 4.00%, Maturing September 30, 2019		36,542	35,971,410

24	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Drugs (continued)
Valeant Pharmaceuticals International, Inc.
Term Loan, 3.50%, Maturing February 13, 2019		20,274	$20,133,363
Term Loan, 3.50%, Maturing December 11, 2019		36,979	36,695,186
Term Loan, 3.50%, Maturing August 5, 2020		45,436	45,152,143
VWR Funding, Inc.
Term Loan, 3.40%, Maturing April 3, 2017		27,457	27,239,866

			$213,355,480

Ecological Services and Equipment — 0.5%
ADS Waste Holdings, Inc.
Term Loan, 3.75%, Maturing October 9, 2019		50,257	$49,238,991
EnergySolutions, LLC
Term Loan, 6.75%, Maturing May 29, 2020		16,209	16,344,448

			$65,583,439

Electronics / Electrical — 9.0%
Allflex Holdings III, Inc.
Term Loan, 4.25%, Maturing July 17, 2020		14,603	$14,328,703
Answers Corporation
Term Loan, 6.25%, Maturing September 23, 2021		17,750	17,217,500
Attachmate Corporation
Term Loan, 7.25%, Maturing November 22, 2017		48,599	48,659,785
Term Loan - Second Lien, 11.00%, Maturing November 22, 2018		9,000	9,140,625
Avago Technologies Cayman Ltd.
Term Loan, 3.75%, Maturing May 6, 2021		109,127	108,931,600
Blue Coat Systems, Inc.
Term Loan, 4.00%, Maturing May 31, 2019		20,441	20,100,125
Term Loan - Second Lien, 9.50%, Maturing June 28, 2020		21,401	21,454,502
Campaign Monitor Finance Pty Limited
Term Loan, 6.25%, Maturing March 18, 2021		13,855	13,716,821
Carros Finance Luxembourg S.a.r.l.
Term Loan, 4.50%, Maturing September 30, 2021		5,875	5,879,894
Cinedigm Digital Funding I, LLC
Term Loan, 3.75%, Maturing February 28, 2018		5,345	5,345,121
CompuCom Systems, Inc.
Term Loan, 4.25%, Maturing May 11, 2020		27,524	26,233,667
Dealertrack Technologies, Inc.
Term Loan, 3.50%, Maturing February 28, 2021		9,278	9,163,818
Dell Inc.
Term Loan, 4.50%, Maturing April 29, 2020		148,185	148,597,117
Term Loan, 4.75%, Maturing April 29, 2020	EUR	4,950	6,244,629
Eagle Parent, Inc.
Term Loan, 4.00%, Maturing May 16, 2018		35,442	35,242,155

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Entegris, Inc.
Term Loan, 3.50%, Maturing April 30, 2021		8,960	$8,691,147
Excelitas Technologies Corp.
Term Loan, 6.00%, Maturing October 31, 2020		18,072	18,105,660
Eze Castle Software Inc.
Term Loan, 4.00%, Maturing April 6, 2020		11,852	11,681,326
FIDJI Luxembourg (BC4) S.A.R.L.
Term Loan, 6.25%, Maturing December 24, 2020		14,747	14,820,609
Freescale Semiconductor, Inc.
Term Loan, 4.25%, Maturing February 28, 2020		5,621	5,552,986
Term Loan, 5.00%, Maturing January 15, 2021		6,926	6,929,166
Go Daddy Operating Company, LLC
Term Loan, 4.75%, Maturing May 13, 2021		61,569	61,389,453
Hyland Software, Inc.
Term Loan, 4.75%, Maturing February 19, 2021		11,160	11,159,820
Infor (US), Inc.
Term Loan, 3.75%, Maturing June 3, 2020		8,466	8,336,833
Term Loan, 3.75%, Maturing June 3, 2020		105,880	104,423,740
Term Loan, 4.00%, Maturing June 3, 2020	EUR	4,824	6,015,339
M/A-COM Technology Solutions Holdings, Inc.
Term Loan, 4.50%, Maturing May 7, 2021		9,875	9,875,250
Magic Newco LLC
Term Loan, 5.00%, Maturing December 12, 2018		58,353	58,491,853
MH Sub I, LLC
Term Loan, 4.00%, Maturing July 8, 2021(4)		1,006	1,003,407
Term Loan, 5.00%, Maturing July 8, 2021		14,409	14,375,621
Microsemi Corporation
Term Loan, 3.25%, Maturing February 19, 2020		14,337	14,150,420
NXP B.V.
Term Loan, 3.25%, Maturing January 11, 2020		30,011	29,761,166
Orbotech, Inc.
Term Loan, 5.00%, Maturing August 6, 2020		7,275	7,184,063
Renaissance Learning, Inc.
Term Loan, 4.50%, Maturing April 9, 2021		13,582	13,378,024
Term Loan - Second Lien, 8.00%, Maturing April 11, 2022		4,550	4,459,000
Rocket Software, Inc.
Term Loan, 5.75%, Maturing February 8, 2018		10,076	10,069,464
Term Loan - Second Lien, 10.25%, Maturing February 8, 2019		4,250	4,279,219
RP Crown Parent, LLC
Term Loan, 6.00%, Maturing December 21, 2018		111,015	107,934,533
SGMS Escrow Corp.
Term Loan, 6.00%, Maturing October 1, 2021		13,675	13,412,180
Shield Finance Co. S.A.R.L.
Term Loan, 5.00%, Maturing January 29, 2021		15,099	15,099,125

25	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Electronics / Electrical (continued)
Sirius Computer Solutions, Inc.
Term Loan, 7.00%, Maturing November 30, 2018	9,011	$9,111,914
SkillSoft Corporation
Term Loan, 5.75%, Maturing April 28, 2021	39,676	39,208,541
Smart Technologies ULC
Term Loan, 10.50%, Maturing January 31, 2018	9,713	9,663,938
Sophia, L.P.
Term Loan, 4.00%, Maturing July 19, 2018	16,762	16,643,053
SunEdison Semiconductor B.V.
Term Loan, 6.50%, Maturing May 22, 2019	16,160	15,957,506
SurveyMonkey.com, LLC
Term Loan, 5.50%, Maturing February 5, 2019	14,654	14,667,650
Sybil Software LLC
Term Loan, 4.75%, Maturing March 20, 2020	18,086	18,048,576
Vantiv, LLC
Term Loan, 3.75%, Maturing June 13, 2021	14,111	14,019,084
Vertafore, Inc.
Term Loan, 4.25%, Maturing October 3, 2019	23,671	23,567,919
Wall Street Systems Delaware, Inc.
Term Loan, 4.50%, Maturing April 30, 2021	27,980	27,839,976
Websense, Inc.
Term Loan, 4.50%, Maturing June 25, 2020	12,893	12,756,039

		$1,252,319,662

Equipment Leasing — 0.6%
Delos Finance S.A.R.L.
Term Loan, 3.50%, Maturing March 6, 2021	47,925	$47,751,272
Flying Fortress Inc.
Term Loan, 3.50%, Maturing June 30, 2017	28,604	28,550,534

		$76,301,806

Financial Intermediaries — 3.5%
American Capital, Ltd.
Term Loan, 3.50%, Maturing August 22, 2017	9,820	$9,745,916
Armor Holding II LLC
Term Loan, 5.75%, Maturing June 26, 2020	12,371	12,266,594
Term Loan - Second Lien, 10.25%, Maturing December 11, 2020	2,000	1,980,000
Citco Funding LLC
Term Loan, 4.25%, Maturing June 29, 2018	31,917	31,717,123
Clipper Acquisitions Corp.
Term Loan, 3.00%, Maturing February 6, 2020	15,734	15,349,944
First Data Corporation
Term Loan, 3.65%, Maturing March 24, 2017	5,000	4,968,750

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Financial Intermediaries (continued)
First Data Corporation (continued)
Term Loan, 3.65%, Maturing March 23, 2018	41,018	$40,694,500
Term Loan, 3.65%, Maturing September 24, 2018	41,428	41,104,770
Grosvenor Capital Management Holdings, LLP
Term Loan, 3.75%, Maturing January 4, 2021	34,738	34,042,750
Guggenheim Partners, LLC
Term Loan, 4.25%, Maturing July 22, 2020	45,070	44,844,848
Hamilton Lane Advisors, LLC
Term Loan, 4.00%, Maturing February 28, 2018	4,119	4,067,483
Harbourvest Partners, LLC
Term Loan, 3.25%, Maturing February 4, 2021	15,383	15,075,706
Home Loan Servicing Solutions, Ltd.
Term Loan, 4.50%, Maturing June 19, 2020	16,812	15,850,530
LPL Holdings, Inc.
Term Loan, 3.25%, Maturing March 29, 2019	14,613	14,439,923
Medley LLC
Term Loan, 6.50%, Maturing June 15, 2019	7,924	7,884,244
MIP Delaware, LLC
Term Loan, 4.00%, Maturing March 9, 2020	9,071	9,054,137
NXT Capital, Inc.
Term Loan, 6.25%, Maturing September 4, 2018	2,313	2,295,967
Term Loan, 6.25%, Maturing September 4, 2018	12,895	12,798,039
Ocwen Financial Corporation
Term Loan, 5.00%, Maturing February 15, 2018	46,159	44,601,123
Oz Management LP
Term Loan, 1.65%, Maturing November 15, 2016	26,572	25,479,673
Sesac Holdco II, LLC
Term Loan, 5.00%, Maturing February 8, 2019	7,068	7,045,921
Starwood Property Trust, Inc.
Term Loan, 3.50%, Maturing April 17, 2020	22,700	22,217,912
Transfirst Holdings, Inc.
Term Loan, 4.25%, Maturing December 27, 2017	8,145	8,118,414
Walker & Dunlop, Inc.
Term Loan, 5.25%, Maturing December 11, 2020	12,133	12,072,646
Walter Investment Management Corp.
Term Loan, 4.75%, Maturing December 11, 2020	50,766	48,100,630

		$485,817,543

Food Products — 4.4%
AdvancePierre Foods, Inc.
Term Loan, 5.75%, Maturing July 10, 2017	45,417	$45,247,071
American Seafoods Group LLC
Term Loan, 4.50%, Maturing March 18, 2018	9,077	8,668,859
Big Heart Pet Brands
Term Loan, 3.50%, Maturing March 8, 2020	55,910	53,903,564

26	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Products (continued)
Blue Buffalo Company, Ltd.
Term Loan, 3.75%, Maturing August 8, 2019		25,449	$25,306,075
Charger OpCo B.V.
Term Loan, 3.50%, Maturing June 30, 2021	EUR	12,525	15,589,100
Term Loan, 3.50%, Maturing July 23, 2021		37,600	37,130,000
Clearwater Seafoods Limited Partnership
Term Loan, 4.75%, Maturing June 24, 2019		10,196	10,204,431
CSM Bakery Solutions LLC
Term Loan, 5.00%, Maturing July 3, 2020		15	15,016
Del Monte Foods, Inc.
Term Loan, 4.25%, Maturing February 18, 2021		20,768	19,547,939
Diamond Foods, Inc.
Term Loan, 4.25%, Maturing August 20, 2018		12,208	12,116,192
Dole Food Company Inc.
Term Loan, 4.50%, Maturing November 1, 2018		19,867	19,825,504
H.J. Heinz Company
Term Loan, 3.50%, Maturing June 5, 2020		109,676	109,127,145
High Liner Foods Incorporated
Term Loan, 4.25%, Maturing April 24, 2021		15,321	15,148,151
JBS USA Holdings Inc.
Term Loan, 3.75%, Maturing May 25, 2018		37,088	36,647,024
Term Loan, 3.75%, Maturing September 18, 2020		27,770	27,517,492
Meldrew Participations B.V.
Term Loan, 5.00%, Maturing October 31, 2019	EUR	11,361	13,240,118
Term Loan, 4.50%, (1.50% Cash, 3.00% PIK), Maturing October 31, 2023	EUR	7,100	8,111,948
NBTY, Inc.
Term Loan, 3.50%, Maturing October 1, 2017		100,070	98,168,710
Pinnacle Foods Finance LLC
Term Loan, 3.25%, Maturing April 29, 2020		12,103	11,890,952
Term Loan, 3.25%, Maturing April 29, 2020		23,564	23,155,017
Regentrealm Limited
Term Loan, 5.00%, Maturing July 29, 2020	GBP	9,603	15,367,159

			$605,927,467

Food Service — 2.9%
Aramark Services, Inc.
Term Loan, 3.66%, Maturing July 26, 2016		3,393	$3,369,826
Term Loan, 3.66%, Maturing July 26, 2016		13,242	13,150,547
ARG IH Corporation
Term Loan, 4.75%, Maturing November 15, 2020		4,838	4,833,144
Buffets, Inc.
Term Loan, 0.11%, Maturing April 22, 2015(3)		898	718,783
Term Loan, 15.00%, Maturing July 18, 2017(3)(14)		2,589	2,070,858
Term Loan, 15.00%, Maturing July 19, 2017(3)(14)		1,424	1,139,329

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Food Service (continued)
Burger King Corporation
Term Loan, 3.75%, Maturing September 28, 2019		24,745	$24,737,156
Term Loan - Second Lien, Maturing September 4, 2015(2)		17,040	17,038,296
CEC Entertainment Concepts, L.P.
Term Loan, 4.25%, Maturing February 14, 2021		14,229	13,789,793
Centerplate, Inc.
Term Loan, 4.75%, Maturing November 26, 2019		9,750	9,676,946
Darling International Inc.
Term Loan, 3.50%, Maturing January 6, 2021	EUR	18,333	22,927,897
Dunkin’ Brands, Inc.
Term Loan, 3.25%, Maturing February 7, 2021		43,058	42,314,992
Landry’s, Inc.
Term Loan, 4.00%, Maturing April 24, 2018		37,750	37,691,358
NPC International, Inc.
Term Loan, 4.00%, Maturing December 28, 2018		13,141	12,582,291
P.F. Chang’s China Bistro Inc.
Term Loan, 4.25%, Maturing July 2, 2019		9,059	8,758,908
Seminole Hard Rock Entertainment, Inc.
Term Loan, 3.50%, Maturing May 14, 2020		4,073	4,019,126
US Foods, Inc.
Term Loan, 4.50%, Maturing March 31, 2019		107,289	107,132,231
Weight Watchers International, Inc.
Term Loan, 4.00%, Maturing April 2, 2020		99,239	77,087,263

			$403,038,744

Food / Drug Retailers — 2.3%
Albertson’s Holdings LLC
Term Loan, 4.00%, Maturing August 25, 2019		35,600	$35,574,048
Term Loan, 4.50%, Maturing August 25, 2021		14,200	14,218,730
Albertson’s, LLC
Term Loan, 4.75%, Maturing March 21, 2019		40,685	40,633,927
General Nutrition Centers, Inc.
Term Loan, 3.25%, Maturing March 4, 2019		52,318	51,173,312
New Albertson’s, Inc.
Term Loan, 4.75%, Maturing June 27, 2021		18,275	18,092,250
Pantry, Inc. (The)
Term Loan, 4.75%, Maturing August 2, 2019		4,606	4,623,272
Rite Aid Corporation
Term Loan, 3.50%, Maturing February 21, 2020		73,733	73,149,541
Term Loan - Second Lien, 5.75%, Maturing August 21, 2020		32,500	32,730,197
Supervalu Inc.
Term Loan, 4.50%, Maturing March 21, 2019		53,025	52,382,143

			$322,577,420

27	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care — 9.3%
Akorn, Inc.
Term Loan, 4.50%, Maturing April 16, 2021		19,250	$19,161,604
Alere, Inc.
Term Loan, 4.25%, Maturing June 30, 2017		39,167	39,074,325
Alliance Healthcare Services, Inc.
Term Loan, 4.25%, Maturing June 3, 2019		31,751	31,373,718
Amneal Pharmaceuticals LLC
Term Loan, 4.75%, Maturing November 1, 2019		10,098	10,088,569
Ardent Medical Services, Inc.
Term Loan, 6.75%, Maturing July 2, 2018		30,684	30,798,671
ATI Holdings, Inc.
Term Loan, 5.00%, Maturing December 20, 2019		9,437	9,448,932
Biomet Inc.
Term Loan, 3.65%, Maturing July 25, 2017		76,176	76,032,956
BioScrip, Inc.
Term Loan, 6.50%, Maturing July 31, 2020		2,892	2,908,834
Term Loan, 6.50%, Maturing July 31, 2020		4,820	4,848,057
CeramTec Acquisition Corporation
Term Loan, 4.25%, Maturing August 28, 2020		1,339	1,332,796
CHG Healthcare Services Inc.
Term Loan, 4.25%, Maturing November 19, 2019		25,760	25,655,302
Community Health Systems, Inc.
Term Loan, 4.25%, Maturing January 27, 2021		78,375	78,546,591
Convatec Inc.
Term Loan, 4.00%, Maturing December 22, 2016		17,197	17,100,381
CPI Buyer, LLC
Term Loan, 5.50%, Maturing August 18, 2021		16,200	16,038,000
DaVita HealthCare Partners, Inc.
Term Loan, 3.50%, Maturing June 24, 2021		21,858	21,680,094
DJO Finance LLC
Term Loan, 4.25%, Maturing September 15, 2017		26,188	26,114,300
Drumm Investors LLC
Term Loan, 6.75%, Maturing May 4, 2018		9,423	9,513,125
Envision Healthcare Corporation
Term Loan, 4.00%, Maturing May 25, 2018		71,137	70,726,033
Faenza Acquisition GmbH
Term Loan, 4.25%, Maturing August 28, 2020		4,067	4,046,447
Term Loan, 4.75%, Maturing August 30, 2020	EUR	1,633	2,056,098
Term Loan, 4.75%, Maturing August 30, 2020	EUR	5,367	6,759,813
Term Loan, 4.25%, Maturing August 31, 2020		13,509	13,441,819
Generale De Sante
Term Loan, 3.51%, Maturing July 29, 2020	EUR	5,000	6,280,112
Gentiva Health Services, Inc.
Term Loan, 6.50%, Maturing October 18, 2019		39,402	39,525,382
Grifols Worldwide Operations USA, Inc.
Term Loan, 3.15%, Maturing February 27, 2021		67,447	66,657,691

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
HCA, Inc.
Term Loan, 2.98%, Maturing May 1, 2018		3,450	$3,437,460
Iasis Healthcare LLC
Term Loan, 4.50%, Maturing May 3, 2018		22,317	22,337,849
inVentiv Health, Inc.
Term Loan, 7.75%, Maturing May 15, 2018		21,272	21,152,051
Term Loan, 7.75%, Maturing May 15, 2018		14,532	14,399,057
JLL/Delta Dutch Newco B.V.
Term Loan, 4.25%, Maturing March 11, 2021		20,723	20,190,190
Term Loan, 4.50%, Maturing March 11, 2021	EUR	2,070	2,586,004
Kindred Healthcare, Inc.
Term Loan, 4.00%, Maturing April 9, 2021		26,367	26,136,116
Kinetic Concepts, Inc.
Term Loan, 4.00%, Maturing May 4, 2018		54,092	53,788,085
LHP Hospital Group, Inc.
Term Loan, 9.00%, Maturing July 3, 2018		9,506	9,149,475
Mallinckrodt International Finance S.A.
Term Loan, 3.50%, Maturing March 19, 2021		14,371	14,257,196
MedAssets, Inc.
Term Loan, 4.00%, Maturing December 13, 2019		4,389	4,362,782
Millennium Laboratories, Inc.
Term Loan, 5.25%, Maturing April 16, 2021		40,548	40,624,403
MMM Holdings, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		11,952	11,861,974
MSO of Puerto Rico, Inc.
Term Loan, 9.75%, Maturing December 12, 2017		8,689	8,602,161
National Mentor Holdings, Inc.
Term Loan, 4.75%, Maturing January 31, 2021		10,219	10,154,759
Onex Carestream Finance LP
Term Loan, 5.00%, Maturing June 7, 2019		43,285	43,392,791
Opal Acquisition, Inc.
Term Loan, 5.00%, Maturing November 27, 2020		30,271	30,242,886
Ortho-Clinical Diagnostics, Inc.
Term Loan, 4.75%, Maturing June 30, 2021		50,909	50,383,655
Pharmaceutical Product Development LLC
Term Loan, 4.00%, Maturing December 5, 2018		77,753	77,295,999
PRA Holdings, Inc.
Term Loan, 4.50%, Maturing September 23, 2020		28,957	28,667,741
Radnet Management, Inc.
Term Loan, 4.28%, Maturing October 10, 2018		25,335	25,082,098
RegionalCare Hospital Partners, Inc.
Term Loan, 6.00%, Maturing April 19, 2019		8,379	8,394,711
Sage Products Holdings III, LLC
Term Loan, 4.25%, Maturing December 13, 2019		18,275	18,222,182

28	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Health Care (continued)
Salix Pharmaceuticals, Ltd.
Term Loan, 4.25%, Maturing January 2, 2020		15,709	$15,721,540
Select Medical Corporation
Term Loan, 3.75%, Maturing June 1, 2018		21,728	21,564,643
Steward Health Care System LLC
Term Loan, 6.75%, Maturing April 12, 2020		16,165	16,054,324
TriZetto Corporation
Term Loan, 4.75%, Maturing May 2, 2018		31,247	31,266,857
Truven Health Analytics Inc.
Term Loan, 4.50%, Maturing June 6, 2019		17,935	17,554,025
U.S. Renal Care, Inc.
Term Loan, 4.25%, Maturing July 3, 2019		12,432	12,362,261

			$1,288,454,925

Home Furnishings — 0.5%
Interline Brands, Inc.
Term Loan, 4.00%, Maturing March 17, 2021		4,627	$4,529,394
Serta Simmons Holdings, LLC
Term Loan, 4.25%, Maturing October 1, 2019		47,345	46,983,011
Tempur-Pedic International Inc.
Term Loan, 3.50%, Maturing March 18, 2020		21,962	21,701,119

			$73,213,524

Industrial Equipment — 2.5%
Apex Tool Group, LLC
Term Loan, 4.50%, Maturing January 31, 2020		51,235	$48,673,659
Delachaux S.A.
Term Loan, Maturing September 25, 2021(2)		9,100	9,134,125
Doosan Infracore International, Inc.
Term Loan, 4.50%, Maturing May 28, 2021		21,172	21,216,039
Filtration Group Corporation
Term Loan, 4.50%, Maturing November 21, 2020		5,062	5,049,096
Gardner Denver, Inc.
Term Loan, 4.25%, Maturing July 30, 2020		27,690	27,316,838
Term Loan, 4.75%, Maturing July 30, 2020	EUR	6,513	8,168,786
Generac Power Systems, Inc.
Term Loan, 3.25%, Maturing May 31, 2020		9,659	9,459,731
Husky Injection Molding Systems Ltd.
Term Loan, 4.25%, Maturing June 30, 2021		43,390	42,719,099
Manitowoc Company, Inc. (The)
Term Loan, 3.25%, Maturing January 3, 2021		3,905	3,829,611
Milacron LLC
Term Loan, 4.00%, Maturing March 30, 2020		24,394	23,784,101
NN, Inc.
Term Loan, 6.00%, Maturing August 27, 2021		10,875	10,841,016

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Industrial Equipment (continued)
Paladin Brands Holding, Inc.
Term Loan, 6.75%, Maturing August 16, 2019	13,860	$13,851,784
Rexnord LLC
Term Loan, 4.00%, Maturing August 21, 2020	59,001	58,226,288
Signode Industrial Group US Inc.
Term Loan, 4.00%, Maturing May 1, 2021	22,663	22,294,688
Spansion LLC
Term Loan, 3.75%, Maturing December 19, 2019	14,838	14,603,195
STS Operating, Inc.
Term Loan, 4.75%, Maturing February 21, 2021	5,821	5,814,382
Tank Holding Corp.
Term Loan, 4.25%, Maturing July 9, 2019	14,364	14,197,505
Unifrax Corporation
Term Loan, 4.25%, Maturing November 28, 2018	3,929	3,899,433
Virtuoso US LLC
Term Loan, 4.75%, Maturing February 11, 2021	8,283	8,218,665

		$351,298,041

Insurance — 2.6%
Alliant Holdings I, Inc.
Term Loan, 4.25%, Maturing December 20, 2019	26,982	$26,611,014
AmWINS Group, LLC
Term Loan, 5.00%, Maturing September 6, 2019	6,733	6,732,000
Applied Systems, Inc.
Term Loan, 4.25%, Maturing January 25, 2021	5,842	5,790,548
Asurion LLC
Term Loan, 5.00%, Maturing May 24, 2019	132,380	132,576,048
Term Loan, 4.25%, Maturing July 8, 2020	3,573	3,527,982
Term Loan - Second Lien, 8.50%, Maturing March 3, 2021	20,075	20,445,143
CGSC of Delaware Holding Corporation
Term Loan, 5.00%, Maturing April 16, 2020	16,351	14,798,032
CNO Financial Group, Inc.
Term Loan, 3.75%, Maturing September 20, 2018	19,355	19,221,082
Cunningham Lindsey U.S. Inc.
Term Loan, 5.00%, Maturing December 10, 2019	17,684	17,330,666
Term Loan - Second Lien, 9.25%, Maturing June 10, 2020	4,700	4,710,284
Hub International Limited
Term Loan, 4.25%, Maturing October 2, 2020	57,459	56,726,163
USI, Inc.
Term Loan, 4.25%, Maturing December 27, 2019	59,260	58,667,378

		$367,136,340

29	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies — 3.0%
AMC Entertainment, Inc.
Term Loan, 3.50%, Maturing April 30, 2020	36,248	$35,776,776
Bally Technologies, Inc.
Term Loan, 4.25%, Maturing November 25, 2020	22,895	22,838,174
Bombardier Recreational Products, Inc.
Term Loan, 4.00%, Maturing January 30, 2019	46,083	45,368,674
ClubCorp Club Operations, Inc.
Term Loan, 4.50%, Maturing July 24, 2020	15,701	15,590,217
Dave & Buster’s, Inc.
Term Loan, 4.50%, Maturing July 25, 2020	426	425,577
Emerald Expositions Holding, Inc.
Term Loan, 4.75%, Maturing June 17, 2020	16,923	16,923,337
Equinox Holdings, Inc.
Term Loan, 4.25%, Maturing January 31, 2020	15,005	14,874,140
Fender Musical Instruments Corporation
Term Loan, 5.75%, Maturing April 3, 2019	6,593	6,562,262
Kasima, LLC
Term Loan, 3.25%, Maturing May 17, 2021	4,683	4,639,184
Live Nation Entertainment, Inc.
Term Loan, 3.50%, Maturing August 17, 2020	40,009	39,533,131
Merlin Entertainment Group Luxembourg 2 S.a.r.l.
Term Loan, 3.41%, Maturing June 28, 2019	13,733	13,688,837
Nord Anglia Education Finance LLC
Term Loan, 4.50%, Maturing March 31, 2021	16,534	16,388,894
Sabre, Inc.
Term Loan, 4.00%, Maturing February 19, 2019	14,755	14,557,871
SeaWorld Parks & Entertainment, Inc.
Term Loan, 3.00%, Maturing May 14, 2020	34,036	32,657,452
Six Flags Theme Parks, Inc.
Term Loan, 3.50%, Maturing December 20, 2018	7	6,916
Sonifi Solutions, Inc.
Term Loan, 6.75%, Maturing March 31, 2018(3)	6,209	434,606
SRAM, LLC
Term Loan, 4.01%, Maturing April 10, 2020	36,501	35,953,458
Steinway Musical Instruments, Inc.
Term Loan, 4.75%, Maturing September 19, 2019	2,970	2,964,431
Town Sports International Inc.
Term Loan, 4.50%, Maturing November 16, 2020	29,055	24,212,855
US Finco LLC
Term Loan, 4.00%, Maturing May 29, 2020	4,873	4,788,099
Term Loan - Second Lien, 8.25%, Maturing November 30, 2020	9,200	9,154,000
WMG Acquisition Corp.
Term Loan, 3.75%, Maturing July 1, 2020	27,473	26,654,039

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)
Zuffa LLC
Term Loan, 3.75%, Maturing February 25, 2020		36,751	$35,909,047

			$419,901,977

Lodging and Casinos — 3.3%
Affinity Gaming, LLC
Term Loan, 5.25%, Maturing November 9, 2017		4,660	$4,661,941
Amaya Holdings B.V.
Term Loan, 5.00%, Maturing August 1, 2021		45,425	45,141,094
Term Loan - Second Lien, 8.00%, Maturing August 1, 2022		12,200	12,332,163
Boyd Gaming Corporation
Term Loan, 4.00%, Maturing August 14, 2020		11,615	11,533,095
Caesars Entertainment Operating Company
Revolving Loan, 4.94%, Maturing January 27, 2017(4)		15,000	13,500,000
Term Loan, 6.99%, Maturing March 1, 2017		25,675	23,068,503
CityCenter Holdings, LLC
Term Loan, 4.25%, Maturing October 16, 2020		14,503	14,437,510
Four Seasons Holdings Inc.
Term Loan, 3.50%, Maturing June 27, 2020		9,775	9,689,717
Gala Group Ltd.
Term Loan, 5.51%, Maturing May 28, 2018	GBP	48,838	77,949,542
Golden Nugget, Inc.
Term Loan, 5.50%, Maturing November 21, 2019		3,119	3,148,171
Term Loan, 5.50%, Maturing November 21, 2019		7,278	7,345,733
Hilton Worldwide Finance, LLC
Term Loan, 3.50%, Maturing October 26, 2020		102,512	101,646,950
La Quinta Intermediate Holdings LLC
Term Loan, 4.00%, Maturing April 14, 2021		3,351	3,327,839
MGM Resorts International
Term Loan, 3.50%, Maturing December 20, 2019		35,758	35,384,143
Pinnacle Entertainment, Inc.
Term Loan, 3.75%, Maturing August 13, 2020		12,431	12,310,821
Playa Resorts Holding B.V.
Term Loan, 4.00%, Maturing August 6, 2019		6,737	6,652,627
Scandic Hotels Holding AB
Term Loan, 4.40%, Maturing January 27, 2017	EUR	4,725	5,905,791
Term Loan, 4.40%, Maturing January 27, 2017	EUR	4,725	5,905,791
Scientific Games International, Inc.
Term Loan, 4.25%, Maturing October 18, 2020		65,307	65,133,046
Tropicana Entertainment Inc.
Term Loan, 4.00%, Maturing November 27, 2020		3,299	3,241,354

			$462,315,831

30	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Nonferrous Metals / Minerals — 1.4%
Alpha Natural Resources, LLC
Term Loan, 3.50%, Maturing May 22, 2020	18,865	$16,444,189
Arch Coal Inc.
Term Loan, 6.25%, Maturing May 16, 2018	40,536	36,004,335
Fairmount Minerals Ltd.
Term Loan, 4.50%, Maturing September 5, 2019	28,878	28,823,355
Murray Energy Corporation
Term Loan, 5.25%, Maturing December 5, 2019	27,313	27,107,904
Noranda Aluminum Acquisition Corporation
Term Loan, 5.75%, Maturing February 28, 2019	6,468	6,310,438
Novelis, Inc.
Term Loan, 3.75%, Maturing March 10, 2017	26,293	26,082,350
Oxbow Carbon LLC
Term Loan, 4.25%, Maturing July 19, 2019	9,693	9,571,747
Term Loan - Second Lien, 8.00%, Maturing January 17, 2020	12,825	12,568,500
United Central Industrial Supply Company, L.L.C.
Term Loan, 7.50%, Maturing October 9, 2018	6,347	6,354,854
Term Loan - Second Lien, 12.50%, Maturing April 9, 2019	2,000	1,980,000
Walter Energy, Inc.
Term Loan, 7.25%, Maturing April 2, 2018	30,442	26,408,310

		$197,655,982

Oil and Gas — 4.2%
Ameriforge Group, Inc.
Term Loan, 5.00%, Maturing December 19, 2019	42,292	$42,146,641
Term Loan - Second Lien, 8.75%, Maturing December 19, 2020	19,167	19,262,966
Bronco Midstream Funding LLC
Term Loan, 5.00%, Maturing August 17, 2020	32,673	32,652,985
Citgo Petroleum Corporation
Revolving Loan, Maturing July 23, 2019(2)	12,500	12,250,000
Term Loan, 4.50%, Maturing July 29, 2021	16,250	16,273,692
Crestwood Holdings LLC
Term Loan, 7.00%, Maturing June 19, 2019	12,139	12,144,137
Drillships Ocean Ventures Inc.
Term Loan, 5.50%, Maturing July 25, 2021	17,606	16,945,655
Energy Transfer Equity, L.P.
Term Loan, 3.25%, Maturing December 2, 2019	31,400	30,978,078
Fieldwood Energy LLC
Term Loan, 3.88%, Maturing September 28, 2018	18,524	18,157,125
Term Loan - Second Lien, 8.38%, Maturing September 30, 2020	12,176	11,768,209

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Oil and Gas (continued)
Floatel International, Ltd.
Term Loan, 6.00%, Maturing June 27, 2020	17,189	$16,705,195
MEG Energy Corp.
Term Loan, 3.75%, Maturing March 31, 2020	101,073	99,531,692
Obsidian Natural Gas Trust
Term Loan, 7.00%, Maturing November 2, 2015	9,993	9,942,903
Paragon Offshore Finance Company
Term Loan, 3.75%, Maturing July 18, 2021	14,450	13,510,750
Ruby Western Pipeline Holdings, LLC
Term Loan, 3.50%, Maturing March 27, 2020	5,811	5,796,004
Samson Investment Company
Term Loan - Second Lien, 5.00%, Maturing September 25, 2018	18,250	16,972,500
Seadrill Partners Finco LLC
Term Loan, 4.00%, Maturing February 21, 2021	80,505	76,407,737
Sheridan Investment Partners II, L.P.
Term Loan, 4.25%, Maturing December 16, 2020	671	646,027
Term Loan, 4.25%, Maturing December 16, 2020	1,800	1,732,231
Term Loan, 4.25%, Maturing December 16, 2020	12,938	12,452,484
Sheridan Production Partners I, LLC
Term Loan, 4.25%, Maturing October 1, 2019	2,527	2,449,393
Term Loan, 4.25%, Maturing October 1, 2019	4,137	4,010,102
Term Loan, 4.25%, Maturing October 1, 2019	31,219	30,263,041
Tallgrass Operations, LLC
Term Loan, 3.75%, Maturing November 13, 2017	12,347	12,304,598
Term Loan, 4.25%, Maturing November 13, 2018	19,068	19,027,281
Tervita Corporation
Term Loan, 6.25%, Maturing May 15, 2018	53,412	51,953,856

		$586,285,282

Publishing — 2.9%
Advanstar Communications Inc.
Term Loan, 5.50%, Maturing April 29, 2019	11,795	$11,812,573
Ascend Learning, LLC
Term Loan, 6.00%, Maturing July 31, 2019	24,366	24,502,933
Getty Images, Inc.
Term Loan, 4.75%, Maturing October 18, 2019	112,045	105,777,771
Interactive Data Corporation
Term Loan, 4.75%, Maturing May 2, 2021	30,169	30,206,787
Laureate Education, Inc.
Term Loan, 5.00%, Maturing June 15, 2018	103,826	100,451,956
McGraw-Hill Global Education Holdings, LLC
Term Loan, 5.75%, Maturing March 22, 2019	10,452	10,488,148
Media General, Inc.
Term Loan, 4.25%, Maturing July 31, 2020	19,727	19,640,432

31	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Publishing (continued)
Merrill Communications, LLC
Term Loan, 5.75%, Maturing March 8, 2018		9,313	$9,353,652
Multi Packaging Solutions, Inc.
Term Loan, 4.25%, Maturing September 30, 2020		6,045	5,965,289
Nelson Education Ltd.
Term Loan, 6.75%, Maturing July 3, 2014(5)		259	214,226
Penton Media, Inc.
Term Loan, 5.50%, Maturing October 3, 2019		10,717	10,730,146
ProQuest LLC
Term Loan, Maturing October 24, 2021(2)		8,850	8,851,841
Rentpath, Inc.
Term Loan, 6.25%, Maturing May 29, 2020		20,549	20,587,191
Springer Science+Business Media Deutschland GmbH
Term Loan, 4.75%, Maturing August 16, 2021	EUR	3,218	4,031,006
Term Loan, 4.75%, Maturing August 16, 2021		17,648	17,545,153
Trader Media Corporation Limited
Term Loan, 4.75%, Maturing June 8, 2017	GBP	12,529	19,958,874
Term Loan, 5.00%, Maturing December 8, 2017	GBP	2,000	3,195,735

			$403,313,713

Radio and Television — 2.2%
ALM Media Holdings, Inc.
Term Loan, 5.50%, Maturing July 31, 2020		7,225	$7,206,937
Block Communications, Inc.
Term Loan, Maturing October 21, 2021(2)		3,550	3,552,219
Clear Channel Communications, Inc.
Term Loan, 3.80%, Maturing January 29, 2016		2,563	2,545,334
Term Loan, 6.90%, Maturing January 30, 2019		16,740	15,856,748
Term Loan, 7.65%, Maturing July 30, 2019		5,384	5,216,896
Cumulus Media Holdings Inc.
Term Loan, 4.25%, Maturing December 23, 2020		79,506	78,482,190
Entercom Radio, LLC
Term Loan, 4.00%, Maturing November 23, 2018		8,273	8,273,406
Entravision Communications Corporation
Term Loan, 3.50%, Maturing May 29, 2020		22,229	21,673,194
Gray Television, Inc.
Term Loan, 3.75%, Maturing June 10, 2021		5,062	5,016,964
Hubbard Radio, LLC
Term Loan, 4.50%, Maturing April 29, 2019		7,675	7,643,924
LIN Television Corporation
Term Loan, 4.00%, Maturing December 21, 2018		23,213	23,126,001
Mission Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		11,067	10,915,092

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Radio and Television (continued)
Nexstar Broadcasting, Inc.
Term Loan, 3.75%, Maturing October 1, 2020		12,550	$12,377,887
Radio One, Inc.
Term Loan, 7.50%, Maturing March 31, 2016		9,555	9,626,796
Raycom TV Broadcasting, LLC
Term Loan, 3.75%, Maturing August 4, 2021		9,045	8,976,914
TWCC Holding Corp.
Term Loan, 3.50%, Maturing February 13, 2017		11,330	11,197,984
Term Loan - Second Lien, 7.00%, Maturing June 26, 2020		14,225	14,002,734
Tyrol Acquisitions 2 SAS
Term Loan, 4.01%, (3.01% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	3,176	3,860,691
Term Loan, 4.01%, (3.01% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	3,176	3,860,691
Term Loan, 4.01%, (3.01% Cash, 1.00% PIK), Maturing January 29, 2016	EUR	4,777	5,801,906
Univision Communications Inc.
Term Loan, 4.00%, Maturing March 1, 2020		10,648	10,543,268
Term Loan, 4.00%, Maturing March 1, 2020		43,074	42,701,112

			$312,458,888

Retailers (Except Food and Drug) — 5.9%
99 Cents Only Stores
Term Loan, 4.50%, Maturing January 11, 2019		31,656	$31,428,984
B&M Retail Limited
Term Loan, 4.32%, Maturing May 21, 2019	GBP	6,850	10,815,495
Term Loan, 4.32%, Maturing April 28, 2020	GBP	5,450	8,662,788
B.C. Unlimited Liability Company
Term Loan, 4.50%, Maturing October 27, 2021		103,900	103,979,380
Bass Pro Group, LLC
Term Loan, 3.75%, Maturing November 20, 2019		41,843	41,398,461
CDW LLC
Term Loan, 3.25%, Maturing April 29, 2020		52,948	51,875,597
David’s Bridal, Inc.
Term Loan, 5.00%, Maturing October 11, 2019		15,001	14,653,615
Douglas Holding AG
Term Loan, 3.95%, Maturing December 12, 2019	EUR	5,961	7,491,694
Term Loan, 4.31%, Maturing June 12, 2020	EUR	3,300	4,145,734
Evergreen Acqco 1 LP
Term Loan, 5.00%, Maturing July 9, 2019		10,448	10,395,374
Harbor Freight Tools USA, Inc.
Term Loan, 4.75%, Maturing July 26, 2019		19,997	20,021,871
Hudson’s Bay Company
Term Loan, 4.75%, Maturing November 4, 2020		66,068	66,264,281

32	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)
J. Crew Group, Inc.
Term Loan, 4.00%, Maturing March 5, 2021		44,432	$43,087,805
Jo-Ann Stores, Inc.
Term Loan, 4.00%, Maturing March 16, 2018		29,024	27,935,513
Men’s Wearhouse, Inc. (The)
Term Loan, 4.50%, Maturing June 18, 2021		26,750	26,716,563
Michaels Stores, Inc.
Term Loan, 3.75%, Maturing January 28, 2020		45,827	45,125,420
Term Loan, 4.00%, Maturing January 28, 2020		10,623	10,503,862
Neiman Marcus Group, Inc. (The)
Term Loan, 4.25%, Maturing October 25, 2020		64,954	64,036,110
Party City Holdings Inc.
Term Loan, 4.00%, Maturing July 27, 2019		40,888	40,146,660
Pep Boys-Manny, Moe & Jack (The)
Term Loan, 4.25%, Maturing October 11, 2018		5,011	4,991,960
Petco Animal Supplies, Inc.
Term Loan, 4.00%, Maturing November 24, 2017		30,068	29,858,112
PFS Holding Corporation
Term Loan, 4.50%, Maturing January 31, 2021		10,398	8,838,088
Pier 1 Imports (U.S.), Inc.
Term Loan, 4.50%, Maturing April 30, 2021		9,850	9,776,435
Pilot Travel Centers LLC
Term Loan, 4.25%, Maturing October 1, 2021		32,325	32,420,973
Rent-A-Center, Inc.
Term Loan, 3.75%, Maturing March 19, 2021		9,925	9,726,623
Spin Holdco Inc.
Term Loan, 4.25%, Maturing November 14, 2019		44,144	43,775,929
Toys ‘R’ Us Property Company I, LLC
Term Loan, 6.00%, Maturing August 21, 2019		29,255	27,883,195
Vivarte SA
Term Loan, 5.01%, (1.26% Cash, 3.75% PIK), Maturing October 29, 2020(12)	EUR	9,812	10,866,741
Term Loan, 11.01%, (4.01% Cash, 7.00% PIK), Maturing July 24, 2019(13)	EUR	5,311	6,927,400
Wilton Brands LLC
Term Loan, 7.50%, Maturing August 30, 2018		5,508	5,205,265

			$818,955,928

Steel — 1.6%
Essar Steel Algoma, Inc.
Term Loan, 10.25%, Maturing November 15, 2014		4,504	$4,520,672
FMG Resources (August 2006) Pty. Ltd.
Term Loan, 3.75%, Maturing June 30, 2019		134,751	131,694,933

Borrower/Tranche Description		Principal Amount* (000’s omitted)	Value

Steel (continued)
JFB Firth Rixson Inc.
Term Loan, 4.25%, Maturing June 30, 2017		10,909	$10,886,435
Term Loan, 5.00%, Maturing June 30, 2017	GBP	11,338	18,132,261
JMC Steel Group, Inc.
Term Loan, 4.75%, Maturing April 1, 2017		23,552	23,281,838
Neenah Foundry Company
Term Loan, 6.75%, Maturing April 26, 2017		8,941	8,903,821
Patriot Coal Corporation
Term Loan, 9.00%, Maturing December 15, 2018		11,712	11,379,678
Waupaca Foundry, Inc.
Term Loan, 4.00%, Maturing June 29, 2017		19,397	19,364,667

			$228,164,305

Surface Transport — 0.7%
Hertz Corporation (The)
Term Loan, 3.00%, Maturing March 11, 2018		15,443	$15,068,697
Term Loan, 3.75%, Maturing March 11, 2018		29,150	29,004,250
Term Loan, 3.75%, Maturing March 12, 2018		24,759	24,550,108
Stena International S.a.r.l.
Term Loan, 4.00%, Maturing March 3, 2021		35,323	34,792,663

			$103,415,718

Telecommunications — 1.9%
Intelsat Jackson Holdings S.A.
Term Loan, 3.75%, Maturing June 30, 2019		136,259	$135,406,985
IPC Systems, Inc.
Term Loan, 6.00%, Maturing November 8, 2020		20,150	20,155,807
SBA Senior Finance II LLC
Term Loan, 3.25%, Maturing March 24, 2021		12,214	12,020,923
Syniverse Holdings, Inc.
Term Loan, 4.00%, Maturing April 23, 2019		12,068	11,955,047
Term Loan, 4.00%, Maturing April 23, 2019		31,629	31,154,497
Telesat Canada
Term Loan, 3.50%, Maturing March 28, 2019		51,285	50,632,868

			$261,326,127

Utilities — 1.6%
Calpine Construction Finance Company, L.P.
Term Loan, 3.00%, Maturing May 3, 2020		16,096	$15,673,723
Term Loan, 3.25%, Maturing January 31, 2022		5,863	5,716,800
Calpine Corporation
Term Loan, 4.00%, Maturing April 1, 2018		9,460	9,399,603
Term Loan, 4.00%, Maturing April 1, 2018		31,749	31,590,747

33	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Portfolio of Investments — continued

Borrower/Tranche Description	Principal Amount* (000’s omitted)	Value

Utilities (continued)
Calpine Corporation (continued)
Term Loan, 4.00%, Maturing October 9, 2019	1,400	$1,387,472
Term Loan, 4.00%, Maturing October 30, 2020	6,699	6,638,960
Dynegy Holdings Inc.
Term Loan, 4.00%, Maturing April 23, 2020	17,372	17,295,941
EFS Cogen Holdings I LLC
Term Loan, 3.75%, Maturing December 17, 2020	9,950	9,918,932
Electrical Components International, Inc.
Term Loan, 5.75%, Maturing May 28, 2021	6,958	6,970,608
Equipower Resources Holdings LLC
Term Loan, 4.25%, Maturing December 21, 2018	10,072	10,036,621
Term Loan, 4.25%, Maturing December 31, 2019	11,057	11,019,859
Granite Acquisition Inc.
Term Loan, Maturing October 15, 2021(2)	1,707	1,714,364
Term Loan, Maturing October 15, 2021(2)	38,793	38,962,823
La Frontera Generation, LLC
Term Loan, 4.50%, Maturing September 30, 2020	8,785	8,746,484
PowerTeam Services, LLC
Term Loan, 4.25%, Maturing May 6, 2020	251	245,667
Term Loan, 4.25%, Maturing May 6, 2020	4,707	4,600,762
Southcross Holdings Borrower LP
Term Loan, 6.00%, Maturing August 4, 2021	6,633	6,571,187
TerraForm Power Operating, LLC
Term Loan, 4.75%, Maturing July 23, 2019	4,040	4,049,975
TPF II Power, LLC
Term Loan, 5.50%, Maturing October 2, 2021	21,600	21,667,500
WTG Holdings III Corp.
Term Loan, 4.75%, Maturing January 15, 2021	7,369	7,327,860

		$219,535,888

Total Senior Floating-Rate Interests (identified cost $13,041,751,051)		$12,811,748,898

Corporate Bonds & Notes — 4.3%

Security	Principal Amount* (000’s omitted)	Value

Building and Development — 0.0%(6)
Calcipar SA
6.875%, 5/1/18(7)	4,000	$4,160,000

		$4,160,000

Security		Principal Amount* (000’s omitted)	Value

Cable and Satellite Television — 0.4%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 1/15/23(7)		9,000	$9,427,500
5.625%, 4/15/23(7)	EUR	5,000	6,821,836
Virgin Media Secured Finance PLC
5.375%, 4/15/21(7)		12,025	12,536,063
6.00%, 4/15/21(7)	GBP	12,350	20,746,092
5.50%, 1/15/25(7)		10,950	11,333,250

			$60,864,741

Chemicals and Plastics — 0.5%
Hexion US Finance Corp.
6.625%, 4/15/20		16,525	$16,607,625
Ineos Finance PLC
7.25%, 2/15/19(7)(8)	EUR	8,000	10,325,957
8.375%, 2/15/19(7)		15,250	16,412,812
7.50%, 5/1/20(7)		14,525	15,596,219
Polymer Group, Inc.
7.75%, 2/1/19		4,500	4,702,500
Trinseo Materials Operating S.C.A.
8.75%, 2/1/19		10,497	11,126,820

			$74,771,933

Containers and Glass Products — 0.4%
Reynolds Group Holdings, Inc.
5.75%, 10/15/20		44,500	$46,502,500
Smurfit Kappa Acquisitions
4.875%, 9/15/18(7)		4,925	5,097,375

			$51,599,875

Ecological Services and Equipment — 0.1%
Tervita Corp.
8.00%, 11/15/18(7)		3,000	$2,895,000
9.00%, 11/15/18(7)	CAD	4,500	3,872,943

			$6,767,943

Entertainment — 0.2%
Vougeot Bidco PLC
5.332%, 7/15/20(7)(8)	EUR	18,625	$23,001,492

			$23,001,492

34	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Equipment Leasing — 0.0%(6)
International Lease Finance Corp.
6.75%, 9/1/16(7)		2,325	$2,476,125
7.125%, 9/1/18(7)		2,325	2,638,875

			$5,115,000

Financial Intermediaries — 0.2%
First Data Corp.
6.75%, 11/1/20(7)		10,952	$11,746,020
UPCB Finance II, Ltd.
6.375%, 7/1/20(7)	EUR	6,500	8,583,295
UPCB Finance III, Ltd.
6.625%, 7/1/20(7)		9,000	9,517,500

			$29,846,815

Food Products — 0.4%
Dole Food Co., Inc.
7.25%, 5/1/19(7)		18,000	$18,157,500
HJ Heinz Co.
4.25%, 10/15/20		8,000	8,098,400
Picard Groupe SA
4.336%, 8/1/19(7)(8)	EUR	7,500	9,427,761
Stretford 79 PLC
4.81%, 7/15/20(7)(8)	GBP	9,575	13,801,349
6.25%, 7/15/21(7)	GBP	7,000	9,462,229

			$58,947,239

Health Care — 0.7%
CHS/Community Health Systems, Inc.
5.125%, 8/15/18		37,625	$39,224,062
5.125%, 8/1/21		7,500	7,875,000
HCA, Inc.
4.75%, 5/1/23		11,975	12,199,531
inVentiv Health, Inc.
9.00%, 1/15/18(7)		15,375	16,028,438
Tenet Healthcare Corp.
6.00%, 10/1/20		12,500	13,468,750
4.375%, 10/1/21		12,200	12,184,750

			$100,980,531

Industrial Equipment — 0.0%(6)
Erikson Air-Crane, Inc., Promissory Note
6.00%, 11/2/20(3)(9)		1,035	$733,294

			$733,294

Security		Principal Amount* (000’s omitted)	Value

Insurance — 0.2%
CNO Financial Group, Inc.
6.375%, 10/1/20(7)		9,800	$10,461,500
Galaxy Bidco, Ltd.
5.56%, 11/15/19(7)(8)	GBP	2,500	3,923,266
Towergate Finance PLC
6.053%, 2/15/18(7)(8)	GBP	9,950	13,370,297

			$27,755,063

Leisure Goods / Activities / Movies — 0.1%
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/1/18(7)		3,000	$3,090,000
National CineMedia, LLC
6.00%, 4/15/22		8,250	8,394,375

			$11,484,375

Lodging and Casinos — 0.3%
Caesars Entertainment Operating Co., Inc.
8.50%, 2/15/20		25,250	$19,063,750
9.00%, 2/15/20		6,175	4,693,000
9.00%, 2/15/20		14,975	11,306,125

			$35,062,875

Oil and Gas — 0.1%
Citgo Petroleum Corp.
6.25%, 8/15/22(7)		11,500	$11,758,750

			$11,758,750

Radio and Television — 0.1%
Clear Channel Communications, Inc.
9.00%, 12/15/19		8,994	$9,123,289
Univision Communications, Inc.
6.75%, 9/15/22(7)		8,140	9,076,100

			$18,199,389

Telecommunications — 0.4%
Hughes Satellite Systems Corp.
6.50%, 6/15/19		8,500	$9,243,750
Sunrise Communications International SA
4.832%, 12/31/17(7)(8)	EUR	3,000	3,778,248
Virgin Media Secured Finance PLC
5.50%, 1/15/25(7)	GBP	7,000	11,399,466

35	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Portfolio of Investments — continued

Security		Principal Amount* (000’s omitted)	Value

Telecommunications (continued)
Wind Acquisition Finance SA
5.338%, 4/30/19(7)(8)	EUR	7,775	$9,801,701
6.50%, 4/30/20(7)		7,375	7,697,656
4.082%, 7/15/20(7)(8)	EUR	7,450	9,216,935

			$51,137,756

Utilities — 0.2%
Calpine Corp.
6.00%, 1/15/22(7)		3,000	$3,247,500
7.875%, 1/15/23(7)		20,860	23,206,750
5.875%, 1/15/24(7)		5,000	5,400,000

			$31,854,250

Total Corporate Bonds & Notes (identified cost $603,800,188)			$604,041,321

Asset-Backed Securities — 0.7%

Security		Principal Amount (000’s omitted)	Value
Apidos CLO XIV, Series 2013-14A, Class C1, 3.081%, 4/15/25(7)(8)		$5,600	$5,386,248
Apidos CLO XIV, Series 2013-14A, Class D, 3.731%, 4/15/25(7)(8)		7,000	6,622,364
Apidos CLO XIV, Series 2013-14A, Class E, 4.631%, 4/15/25(7)(8)		3,500	3,041,248
Ares XXVIII CLO, Ltd., Series 2013-3A, Class C1, 2.978%, 10/17/24(7)(8)		3,000	2,867,856
Ares XXVIII CLO, Ltd., Series 2013-3A, Class D, 3.728%, 10/17/24(7)(8)		3,000	2,812,677
Ares XXVIII CLO, Ltd., Series 2013-3A, Class E, 5.128%, 10/17/24(7)(8)		3,000	2,688,168
Avery Point II CLO, Ltd., Series 2013-2A, Class C1, 2.978%, 7/17/25(7)(8)		4,000	3,865,348
Avery Point II CLO, Ltd., Series 2013-2A, Class D, 3.678%, 7/17/25(7)(8)		3,330	3,158,651
Avery Point II CLO, Ltd., Series 2013-2A, Class E, 4.478%, 7/17/25(7)(8)		3,330	2,959,471
Babson CLO, Ltd., Series 2013-IA, Class C, 2.931%, 4/20/25(7)(8)		7,175	6,944,159
Babson CLO, Ltd., Series 2013-IA, Class D, 3.731%, 4/20/25(7)(8)		5,600	5,338,402
Babson CLO, Ltd., Series 2013-IA, Class E, 4.631%, 4/20/25(7)(8)		3,525	3,141,695
Birchwood Park CLO, Ltd., Series 2014-1A, Class C1, 3.334%, 7/15/26(7)(8)		3,500	3,437,630

Security	Principal Amount (000’s omitted)	Value

Birchwood Park CLO, Ltd., Series 2014-1A, Class E1, 5.334%, 7/15/26(7)(8)	$3,500	$3,144,445
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class B, 2.881%, 7/15/25(7)(8)	5,000	4,802,385
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class C, 3.631%, 7/15/25(7)(8)	3,000	2,836,527
Carlyle Global Market Strategies CLO, Ltd., Series 2013-3A, Class D, 4.831%, 7/15/25(7)(8)	2,400	2,147,858
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A3L, 2.934%, 8/15/25(7)(8)	3,250	3,135,135
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B1L, 3.434%, 8/15/25(7)(8)	1,400	1,306,180
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B2L, 4.134%, 8/15/25(7)(8)	925	778,198
Madison Park Funding XII, Ltd., Series 2014-12A, Class C, 3.331%, 7/20/26(7)(8)	3,250	3,200,324
Madison Park Funding XII, Ltd., Series 2014-12A, Class D, 3.731%, 7/20/26(7)(8)	3,250	3,096,922
Madison Park Funding XII, Ltd., Series 2014-12A, Class E, 5.331%, 7/20/26(7)(8)	3,250	2,979,168
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class C, 2.931%, 4/20/25(7)(8)	6,325	6,111,936
Oak Hill Credit Partners VIII Ltd., Series 2013-8A, Class D, 3.731%, 4/20/25(7)(8)	6,950	6,620,633

Total Asset-Backed Securities (identified cost $95,224,478)		$92,423,628

Common Stocks — 0.2%

Security	Shares	Value

Aerospace and Defense — 0.0%(6)
IAP Worldwide Services, LLC(3)(9)(10)	950	$904,573

		$904,573

Automotive — 0.1%
Dayco Products, LLC(9)	88,506	$4,668,692

		$4,668,692

Food Products — 0.0%
Staunton Luxco S.C.A.(3)(9)(10)	133,490	$0
Staunton Topco, Ltd.(3)(9)(10)	161,890	0

		$0

Food Service — 0.0%(6)
Buffets Restaurants Holdings, Inc.(3)(9)(10)	329,120	$134,939

		$134,939

36	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Portfolio of Investments — continued

Security	Shares	Value

Home Furnishings — 0.0%(6)
Sanitec Europe Oy B Units(3)(9)	242,178	$559,353
Sanitec Europe Oy E Units(3)(9)(10)	230,960	0
Sanitec Europe Oy E1 Units(3)(9)(10)	332,005	766,824

		$1,326,177

Lodging and Casinos — 0.0%(6)
Affinity Gaming, LLC(3)(9)(10)	206,125	$1,958,190

		$1,958,190

Publishing — 0.1%
ION Media Networks, Inc.(3)(9)	28,605	$9,615,571
MediaNews Group, Inc.(9)(10)	162,730	5,424,326

		$15,039,897

Total Common Stocks (identified cost $9,440,320)		$24,032,468

Preferred Stocks — 0.0%

Security	Shares	Value

Food Products — 0.0%
Staunton Luxco S.C.A.(3)(9)(10)	13,491	$0

		$0

Total Preferred Stocks (identified cost $0)		$0

Warrants — 0.0%

Security	Shares	Value

Retailers (Except Food and Drug) — 0.0%
Vivarte Luxco(3)(9)(10)	104,081	$0

		$0

Total Warrants (identified cost $0)		$0

Short-Term Investments — 1.0%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Reserves Fund, LLC, 0.14%(11)	$139,485	$139,484,590

Total Short-Term Investments (identified cost $139,484,590)		$139,484,590

Total Investments — 98.3% (identified cost $13,889,700,627)		$13,671,730,905

Less Unfunded Loan Commitments — (0.5)%		$(70,702,881)

Net Investments — 97.8% (identified cost $13,818,997,746)		$13,601,028,024

Other Assets, Less Liabilities — 2.2%		$300,186,558

Net Assets — 100.0%		$13,901,214,582

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PIK	–	Payment In Kind
CAD	–	Canadian Dollar
EUR	–	Euro
GBP	–	British Pound Sterling

*	In U.S. dollars unless otherwise indicated.

(1)

Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	This Senior Loan will settle after October 31, 2014, at which time the interest rate will be determined.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(4)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(5)	The issuer is in default on the payment of principal but continues to pay interest.

(6)	Amount is less than 0.05%.

(7)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At October 31, 2014, the aggregate value of these securities is $461,917,428 or 3.3% of the Portfolio’s net assets.

(8)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2014.

37	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Portfolio of Investments — continued

(9)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(10)	Non-income producing security.

(11)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2014.

(12)	Includes Vivarte Class A and Class B shares and Luxco ordinary shares that trade with the loan.

(13)	Includes new money preferred shares that trade with the loan.

(14)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

38	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Statement of Assets and Liabilities

Assets	October 31, 2014
Unaffiliated investments, at value (identified cost, $13,679,513,156)	$13,461,543,434
Affiliated investment, at value (identified cost, $139,484,590)	139,484,590
Cash	38,166,109
Restricted cash*	1,890,000
Foreign currency, at value (identified cost, $43,867,354)	43,873,404
Interest and dividends receivable	55,372,846
Interest receivable from affiliated investment	83,827
Receivable for investments sold	301,115,093
Receivable for open forward foreign currency exchange contracts	16,677,504
Prepaid expenses	1,003,628
Total assets	$14,059,210,435

Liabilities
Cash collateral due to broker	$1,310,000
Payable for investments purchased	150,266,562
Payable to affiliates:
Investment adviser fee	5,859,735
Trustees’ fees	5,667
Accrued expenses	553,889
Total liabilities	$157,995,853
Net Assets applicable to investors’ interest in Portfolio	$13,901,214,582

Sources of Net Assets
Investors’ capital	$14,099,154,786
Net unrealized depreciation	(197,940,204)
Total	$13,901,214,582

*	Represents restricted cash on deposit at the custodian for open derivative contracts.

39	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Statement of Operations

Investment Income	Year Ended October 31, 2014
Interest and other income (net of foreign taxes, $33,331)	$726,041,089
Dividends	3,058,522
Interest allocated from affiliated investment	1,059,262
Expenses allocated from affiliated investment	(130,399)
Total investment income	$730,028,474

Expenses
Investment adviser fee	$79,300,000
Trustees’ fees and expenses	68,000
Custodian fee	3,447,541
Legal and accounting services	1,054,731
Miscellaneous	2,285,651
Total expenses	$86,155,923
Deduct —
Reduction of custodian fee	$110
Total expense reductions	$110

Net expenses	$86,155,813

Net investment income	$643,872,661

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$21,516,706
Investment transactions allocated from affiliated investment	11,173
Foreign currency and forward foreign currency exchange contract transactions	7,830,659
Net realized gain	$29,358,538
Change in unrealized appreciation (depreciation) —
Investments	$(324,635,534)
Foreign currency and forward foreign currency exchange contracts	29,109,139
Net change in unrealized appreciation (depreciation)	$(295,526,395)

Net realized and unrealized loss	$(266,167,857)

Net increase in net assets from operations	$377,704,804

40	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2014	2013
From operations —
Net investment income	$643,872,661	$541,169,673
Net realized gain from investment transactions, swap contracts and foreign currency and forward foreign currency exchange contract transactions	29,358,538	23,225,622
Net change in unrealized appreciation (depreciation) from investments, swap contracts, foreign currency and forward foreign currency exchange contracts	(295,526,395)	56,691,655
Net increase in net assets from operations	$377,704,804	$621,086,950
Capital transactions —
Contributions	$1,479,393,522	$7,344,492,544
Withdrawals	(4,603,926,112)	(750,377,952)
Net increase (decrease) in net assets from capital transactions	$(3,124,532,590)	$6,594,114,592

Net increase (decrease) in net assets	$(2,746,827,786)	$7,215,201,542

Net Assets
At beginning of year	$16,648,042,368	$9,432,840,826
At end of year	$13,901,214,582	$16,648,042,368

41	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Supplementary Data

	Year Ended October 31,
Ratios/Supplemental Data	2014	2013	2012	2011	2010
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.52%	0.52%	0.54%	0.54%	0.57%
Net investment income	3.89%	4.14%	4.72%	4.31%	4.43%
Portfolio Turnover	34%	32%	42%	56%	39%
Total Return	2.23%	5.08%	7.67%	4.30%	10.51%
Net assets, end of year (000’s omitted)	$13,901,215	$16,648,042	$9,432,841	$9,694,334	$6,496,896

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

42	See Notes to Financial Statements.

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Floating Rate Portfolio (formerly, Floating Rate Portfolio) (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to provide a high level of current income. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2014, Eaton Vance Floating-Rate Fund, Eaton Vance Short Duration Strategic Income Fund, Eaton Vance Floating-Rate & High Income Fund, Eaton Vance Multi-Strategy Absolute Return Fund, Eaton Vance Short Duration Real Return Fund and Eaton Vance Multi-Strategy All Market Fund held an interest of 84.7%, less than 0.05%, 14.5%, 0.3%, 0.1% and 0.2%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Portfolio based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Portfolio. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Portfolio. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Derivatives. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Portfolio’s investment in Cash Reserves Fund reflects the Portfolio’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under

43

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Notes to Financial Statements — continued

the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of October 31, 2014, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Portfolio may enter into certain credit agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At October 31, 2014, the Portfolio had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

44

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October 31, 2014

Notes to Financial Statements — continued

J  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Interest Rate Swaps — Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreements between the Portfolio and BMR, the fee is computed at an annual rate of 0.575% of the Portfolio’s average daily net assets up to $1 billion, 0.525% from $1 billion up to $2 billion, 0.500% from $2 billion up to $5 billion, 0.480% from $5 billion up to $10 billion, 0.450% from $10 billion up to $15 billion, 0.4375% from $15 billion up to $20 billion, 0.4275% from $20 billion up to $25 billion and 0.420% of average daily net assets of $25 billion or more, and is payable monthly. This fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interests in the Portfolio. For the year ended October 31, 2014, the Portfolio’s investment adviser fee amounted to $79,300,000 or 0.48% of the Portfolio’s average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2014, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and principal repayments on Senior Loans, aggregated $5,375,378,464 and $7,672,280,899, respectively, for the year ended October 31, 2014.

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$13,819,675,934

Gross unrealized appreciation	$63,736,566
Gross unrealized depreciation	(282,384,476)

Net unrealized depreciation	$(218,647,910)

45

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Notes to Financial Statements — continued

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at October 31, 2014 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation

11/28/14	British Pound Sterling 3,482,500	United States Dollar 5,618,429	Goldman Sachs International	$48,559	$—	$48,559
11/28/14	British Pound Sterling 22,122,219	United States Dollar 36,678,086	JPMorgan Chase Bank, N.A.	1,296,063	—	1,296,063
11/28/14	Canadian Dollar 37,754,237	United States Dollar 34,706,327	JPMorgan Chase Bank, N.A.	1,228,592	—	1,228,592
11/28/14	Euro 118,017,456	United States Dollar 155,760,029	Goldman Sachs International	7,843,783	—	7,843,783
12/31/14	British Pound Sterling 58,065,467	United States Dollar 94,545,968	Goldman Sachs International	1,700,362	—	1,700,362
12/31/14	Euro 145,509,042	United States Dollar 184,745,555	HSBC Bank USA, N.A.	2,334,041	—	2,334,041
1/30/15	British Pound Sterling 70,898,200	United States Dollar 114,329,019	HSBC Bank USA, N.A.	993,247	—	993,247
1/30/15	Euro 106,159,618	United States Dollar 134,345,527	State Street Bank and Trust Company	1,232,857	—	1,232,857

				$16,677,504	$—	$16,677,504

At October 31, 2014, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to foreign exchange risk in the normal course of pursuing its investment objective. Because the Portfolio holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. To hedge against this risk, the Portfolio enters into forward foreign currency exchange contracts.

The Portfolio enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2014, the Portfolio had no open derivatives with credit-related contingent features in a net liability position.

The over-the-counter (OTC) derivatives in which the Portfolio invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

46

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Notes to Financial Statements — continued

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to broker at October 31, 2014 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at October 31, 2014.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is foreign exchange risk at October 31, 2014 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Forward foreign currency exchange contracts	$16,677,504	(1)	$—

Total Derivatives subject to master netting or similar agreements	$16,677,504		$—

(1)	Statement of Assets and Liabilities location: Receivable for open forward foreign currency exchange contracts; Net unrealized depreciation.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by type, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio as of October 31, 2014.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Goldman Sachs International	$9,592,704	$—	$(9,592,704)	$—	$—
HSBC Bank USA, N.A.	3,327,288	—	(3,327,288)	—	—
JPMorgan Chase Bank, N.A.	2,524,655	—	—	(1,310,000)	1,214,655
State Street Bank and Trust Company	1,232,857	—	—	—	1,232,857

	$16,677,504	$—	$(12,919,992)	$(1,310,000)	$2,447,512

(a)	In some instances, the actual collateral received may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is foreign exchange risk for the year ended October 31, 2014 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)

Forward foreign currency exchange contracts	$18,198,050	$26,253,328

(1)	Statement of Operations location: Net realized gain (loss) – Foreign currency and forward foreign currency exchange contract transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Foreign currency and forward foreign currency exchange contracts.

The average notional amount of forward foreign currency exchange contracts outstanding during the year ended October 31, 2014, which is indicative of the volume of this derivative type, was approximately $1,243,926,000.

47

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Notes to Financial Statements — continued

6  Line of Credit

The Portfolio participates with another portfolio and fund managed by EVM and its affiliates in a $1.4 billion unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at a prime rate or an amount above either the London Interbank Offered Rate (LIBOR) or the Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and fund at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2014.

7  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

8  Credit Risk

The Portfolio invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

9  Name Change

Effective April 2, 2014, the name of Eaton Vance Floating Rate Portfolio was changed from Floating Rate Portfolio.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

48

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Notes to Financial Statements — continued

At October 31, 2014, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Senior Floating-Rate Interests (Less Unfunded Loan Commitments)	$—	$12,730,778,853	$10,267,164	$12,741,046,017
Corporate Bonds & Notes	—	603,308,027	733,294	604,041,321
Asset-Backed Securities	—	92,423,628	—	92,423,628
Common Stocks	—	10,093,018	13,939,450	24,032,468
Preferred Stocks	—	—	0	0
Warrants	—	—	0	0
Short-Term Investments	—	139,484,590	—	139,484,590

Total Investments	$—	$13,576,088,116	$24,939,908	$13,601,028,024

Forward Foreign Currency Exchange Contracts	—	16,677,504	—	16,677,504

Total	$—	$13,592,765,620	$24,939,908	$13,617,705,528

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2014 is not presented.

At October 31, 2014, there were no investments transferred between Level 1 and Level 2 during the year then ended.

49

Eaton Vance

Floating Rate Portfolio

October 31, 2014

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Eaton Vance Floating Rate Portfolio (formerly, Floating Rate Portfolio):

We have audited the accompanying statement of assets and liabilities of Eaton Vance Floating Rate Portfolio (formerly, Floating Rate Portfolio) (the “Portfolio”), as of October 31, 2014, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and senior loans owned as of October 31, 2014, by correspondence with the custodian, brokers, and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Eaton Vance Floating Rate Portfolio as of October 31, 2014, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 18, 2014

50

Eaton Vance Floating-Rate Fund

Eaton Vance Floating Rate Portfolio

October 31, 2014

Special Meeting of Shareholders (Unaudited)

Eaton Vance Floating-Rate Fund

The Fund held a Special Meeting of Shareholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Number of Shares(1)
Nominee for Trustee	For	Withheld
Scott E. Eston	1,586,472,704	13,709,222
Cynthia E. Frost	1,585,627,759	14,554,168
George J. Gorman	1,586,276,875	13,905,052
Valerie A. Mosley	1,585,150,159	15,031,767
Harriett Tee Taggart	1,586,351,118	13,830,809

Each nominee was also elected a Trustee of the Portfolio.

(1)   Excludes fractional shares.

Eaton Vance Floating Rate Portfolio

The Portfolio held a Special Meeting of Interestholders on May 29, 2014 to elect five Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	For	Withheld
Scott E. Eston	99.16%	0.84%
Cynthia E. Frost	99.11%	0.89%
George J. Gorman	99.14%	0.86%
Valerie A. Mosley	99.09%	0.91%
Harriett Tee Taggart	99.16%	0.84%

51

Eaton Vance

Floating-Rate Fund

October 31, 2014

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Eaton Vance Floating Rate Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 180 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 180 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley(4) 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

52

Eaton Vance

Floating-Rate Fund

October 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Trustee	2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(5)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust and Vice President of the Portfolio	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Scott H. Page 1959	President of the Portfolio	1996	Vice President of EVM and BMR.

53

Eaton Vance

Floating-Rate Fund

October 31, 2014

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(5)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)	Ms. Mosley began serving as a Trustee effective January 1, 2014.
(5)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

54

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

55

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Investment Adviser of Eaton Vance Floating Rate Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Floating-Rate Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

1044    10.31.14

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/13	10/31/14
Audit Fees	$86,690	$93,007
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$21,860	$22,930
All Other Fees(3)	$0	$0

Total	$108,550	$115,937

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2013 and October 31, 2014; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/13	10/31/14
Registrant	$21,860	$22,930
Eaton Vance(1)	$526,385	$99,750

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating Rate Portfolio

By:	/s/ Scott H. Page
Scott H. Page
President
Date:	December 11, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer
Date:	December 11, 2014
By:	/s/ Scott H. Page
Scott H. Page
President
Date:	December 11, 2014